Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of related parties

		As of December 31,
Name of related party	Nature of transactions	2023	2024	2025	2025
		JPY	JPY	JPY	US$
Mr. Kiyotaka Ito	The receivable represented compensation to be made by Mr. Kiyotaka Ito.	33,577,065	-	-	-
	Total	33,577,065	-	-	-

The balance as of December 31, 2023 was fully settled in cash on June 27, 2024. See “Notes to Consolidated Financial Statements—Note 24 Commitments and Contingencies—Legal Proceedings” for further details.

b.	Amount due to a director

Due to a director consisted of the following:

		As of December 31,
Name of related party	Nature of transactions	2023	2024	2025	2025
		JPY	JPY	JPY	US$
Mr. Kiyotaka Ito	The payable represented an advance payment made by the CEO on behalf of the Company to settle a liability.*	-	1,000,000	-	-
	Total	-	1,000,000	-	-

*	The payable for the fiscal year ended December 31, 2024, was fully settled on January 30, 2025.